Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2010
Equity [Abstract]
Dividend Reinvestment Plan Authorised Shares		2,500,000
Dividend Reinvestment Plan, Shares Issued	1,640
Dividend Reinvestment Plan, Shares Issued at the Balance Sheet Date			21,187
Stock Repurchase Program, Authorized Amount	$ 10,000
Stock Repurchase Program Expiration Date	29-Feb-12
Stock repurchased and retired, shares	154,091
Stock Repurchased and Retired During Period, Value	$ 1,187